Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Dec 31, 2012
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Sep 19, 2013
Document Effective Date	Sep 19, 2013
Prospectus Date	Sep 14, 2013
Muzinich Credit Opportunities Fund | Class A Shares
Risk/Return:
Trading Symbol	MZCRX
Muzinich Credit Opportunities Fund | Institutional Shares
Risk/Return:
Trading Symbol	MZCIX
Muzinich Credit Opportunities Fund | Supra Institutional Shares
Risk/Return:
Trading Symbol	MZCSX

Muzinich Credit Opportunities Fund
Muzinich Credit Opportunities Fund
Investment Objective
The Muzinich Credit Opportunities Fund (the “Credit Opportunities Fund” or the “Fund”) seeks primarily to provide a high level of income and capital appreciation.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Credit Opportunities Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on Page 19 of the Prospectus and “Additional Purchase and Redemption Information” on Page 31 of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Muzinich Credit Opportunities Fund	Class A Shares	Institutional Shares	Supra Institutional Shares
Maximum Front End Sales Charge	4.25%	none	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Muzinich Credit Opportunities Fund		Class A Shares	Institutional Shares	Supra Institutional Shares
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.74%	0.74%	0.64%
Shareholder Servicing Fees		0.10%	0.10%
Total Other Expenses	[1]	0.84%	0.84%	0.64%
Total Annual Fund Operating Expenses		1.69%	1.44%	1.24%
Fee Waiver and/or Expense Reimbursement		(0.64%)	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.05%	0.80%	0.60%
[1]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	Muzinich & Co., Inc. (the "Advisor") has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares, Institutional Shares and Supra Institutional Shares to 1.05%, 0.80% and 0.60%, respectively, of the Credit Opportunities Fund's average daily net assets through September 30, 2014 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after September 30, 2014, by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
The Example below is intended to help you compare the cost of investing in the Credit Opportunities Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in the first year only).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Muzinich Credit Opportunities Fund (USD $)	1 Year	3 Years
Class A Shares	528	877
Institutional Shares	82	394
Supra Institutional Shares	61	331

Portfolio Turnover
The Credit Opportunities Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Credit Opportunities Fund seeks to achieve its objective by allocating the Fund’s assets among various credit sectors of the global fixed income markets which the Advisor finds attractive from time-to-time. When allocating assets into these various credit segments, the Advisor seeks to take advantage of the potential differences in return expectations over the course of a full market cycle which may arise as these different credit sectors move in and out of favor. The Fund pursues a “go-anywhere” strategy within the credit markets and will normally invest at least 80% of its net assets in corporate bonds and senior loans, including floating rate loans, that the Advisor believes have attractive risk/reward characteristics and which are issued by U.S. and foreign corporations. Senior loans represent amounts borrowed by companies or other entities.  In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings.  A senior loan typically has priority with respect to payment (to the extent assets are available) in the event of bankruptcy.  The Fund generally will acquire senior loans as assignments from lenders.  Floating rate loans have interest rates that reset periodically (annually or more frequently), generally based on a common interest rate index.

The Fund invests in both investment grade rated bonds as well as below-investment grade bonds (or “junk”) bonds. The Fund may invest up to 25% of its assets in below-investment grade bonds rated below B- (at the time of purchase).  However, up to 100% of the Fund may be invested in bonds that are rated below-investment grade at any time.  The Fund will typically not purchase bonds that are in default.  The Fund’s investments may be unsecured or backed by receivables or other assets. The Fund may invest up to 70% of its net assets in foreign securities, including up to 40% in issuers located in emerging market countries. The Fund may invest in mutual funds or exchange-traded funds which invest principally (up to 80% of their net assets) in any of the previously mentioned types of fixed income securities and such investments will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to the Fund’s or that otherwise are permitted investments in accordance the Fund’s investment policies described herein.

There are three major components to the Advisor’s investment decision making process: (i) the determination of the appropriate asset allocation across the credit spectrum as well as desired geographical diversification, (ii) selection of individual investments for the Fund, and (iii) portfolio risk management.  In the first two components, the Advisor’s Investment Policy & Risk Group develops target top-down tactical allocation ranges.  The portfolio manager then makes the final allocation decision regarding the approximate percentage of the Fund that will be invested in each fixed income credit sector (for example higher rated bonds vs. lower rated bonds), and within and across geographies (for example, emerging markets vs. U.S. bonds).  The portfolio manager then selects investments based on a bottom-up fundamental analysis/evaluation of potential investment opportunities.  In the third component, the Advisor manages and adjusts overall portfolio duration and credit risk exposure by the strategic use of derivative transactions that are primarily used to reduce portfolio volatility.  The Advisor expects to principally use credit index derivatives and/or futures and options on primarily U.S. Treasuries to manage portfolio duration and credit spread sensitivity.  The Advisor focuses on risk management from a long-term perspective, rather than being reactive to intermittent periods of market volatility, thus allowing portfolio management to focus on long-term investing.

To mitigate the counterparty risk resulting in swap transactions, the Fund will only enter into swap transactions with highly rated financial institutions specializing in this type of transaction and in accordance with the standard terms laid down by the International Securities Dealers Association.

Although the Advisor will consider ratings assigned by ratings agencies in selecting investments, it relies principally on its own research and investment analysis.  The Advisor considers company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage, earnings prospects, impacting legislation, regulation, or litigation, and the strength and depth of the protections afforded the lender through the documentation governing the bond or bank loan issuance.  In general, the longer the duration of the Fund’s bonds and/or loans, the greater the likelihood that an increase in interest rates would cause a decline in the price of the Fund’s shares.

The Advisor does not manage the Fund to any particular duration.  Rather, depending on the mix of securities within the Fund’s portfolio, the average duration is expected to be between zero and four years at any point in time during normal market conditions.  (Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.)

In constructing the Fund’s portfolio, the Advisor pays close attention to the overall liquidity of the Fund’s portfolio.  The Advisor seeks to maintain a highly liquid portfolio.  Under certain circumstances, particularly in difficult market environments, this may cause the Advisor to avoid certain investments whose liquidity might be challenged in those markets.

The portfolio is actively managed and the Fund may sell a holding when it no longer meets the portfolio manager’s expectations, no longer offers compelling relative value, or shows deteriorating fundamentals. The Fund may also sell holdings as a result in a change in the tactical asset allocation.  Although the Fund will not invest in bonds or loans that are already in default, the portfolio manager may decide to continue to hold a bond or loan (or related securities) after a default.  There is no limit on the amount of defaulted securities the Fund may hold.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Credit Opportunities Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•	Active Management Risk – The Credit Opportunities Fund is actively managed and relies on the expertise of the Advisor. The Fund may underperform other mutual funds with similar investment objectives.

•
Senior Loan Risk – Investments in senior loans involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

•
Below Investment Grade Securities (Junk Bond) Risk – The Credit Opportunities Fund’s investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities.  High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.  If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become classified as “high risk.”

•
Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts.  If the counterparty defaults, the Credit Opportunities Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value

•
Credit Risk – The risk that money lent to a company through a bond or bank loan will not be repaid.  This risk is higher for high yield instruments than for higher-rated investment grade corporate paper. However, credit ratings are subjective and no rating level is immune from default.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

•
Currency Risk and Hedging Risk – The Credit Opportunities Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no guarantee that the Fund will be perfectly hedged or that the hedging will work as anticipated.

•
Debt/Fixed Income Securities Risk – The value of your investment in the Credit Opportunities Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.

•
Derivatives Risk –  The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•
Floating Rate Loan Risk – The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.  As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.  Floating rate loans generally are subject to contractual restrictions on resale.

•
Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks.  Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Credit Opportunities Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.  Emerging markets involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

•
Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate.  In addition, the Credit Opportunities Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

•
Interest Rate Risk – In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

•
Investment Company and Exchange-Traded Fund Risk – Investing in other investment companies, including exchange-traded funds (ETF), involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses.  Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

•	Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Credit Opportunities Fund’s performance.

•
Leverage Risk – The risk created by certain transactions of the Fund, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

•
Liquidity Risk – High yield debt instruments tend to be less liquid than higher quality debt instruments, meaning that at times it may be difficult to sell high yield debt instruments at a reasonable price. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

•
Market Risk – The market value of instruments may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably.  The price of instruments may fluctuate for all holdings or for specific holdings.  There is more risk that prices will go down for investors investing over short time horizons.  Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

•	Newer Fund Risk – The Fund is new with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Performance Information
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be shown below after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.  Updated performance information will also be available on the Fund’s website at www.MuzinichUSFunds.com or by calling the Fund toll-free at 1-855-MUZINICH or 1-855-689-4642.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Muzinich Credit Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Muzinich Credit Opportunities Fund (the “Credit Opportunities Fund” or the “Fund”) seeks primarily to provide a high level of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Credit Opportunities Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on Page 19 of the Prospectus and “Additional Purchase and Redemption Information” on Page 31 of the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Credit Opportunities Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the Credit Opportunities Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Credit Opportunities Fund seeks to achieve its objective by allocating the Fund’s assets among various credit sectors of the global fixed income markets which the Advisor finds attractive from time-to-time. When allocating assets into these various credit segments, the Advisor seeks to take advantage of the potential differences in return expectations over the course of a full market cycle which may arise as these different credit sectors move in and out of favor. The Fund pursues a “go-anywhere” strategy within the credit markets and will normally invest at least 80% of its net assets in corporate bonds and senior loans, including floating rate loans, that the Advisor believes have attractive risk/reward characteristics and which are issued by U.S. and foreign corporations. Senior loans represent amounts borrowed by companies or other entities.  In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings.  A senior loan typically has priority with respect to payment (to the extent assets are available) in the event of bankruptcy.  The Fund generally will acquire senior loans as assignments from lenders.  Floating rate loans have interest rates that reset periodically (annually or more frequently), generally based on a common interest rate index.

The Fund invests in both investment grade rated bonds as well as below-investment grade bonds (or “junk”) bonds. The Fund may invest up to 25% of its assets in below-investment grade bonds rated below B- (at the time of purchase).  However, up to 100% of the Fund may be invested in bonds that are rated below-investment grade at any time.  The Fund will typically not purchase bonds that are in default.  The Fund’s investments may be unsecured or backed by receivables or other assets. The Fund may invest up to 70% of its net assets in foreign securities, including up to 40% in issuers located in emerging market countries. The Fund may invest in mutual funds or exchange-traded funds which invest principally (up to 80% of their net assets) in any of the previously mentioned types of fixed income securities and such investments will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to the Fund’s or that otherwise are permitted investments in accordance the Fund’s investment policies described herein.

There are three major components to the Advisor’s investment decision making process: (i) the determination of the appropriate asset allocation across the credit spectrum as well as desired geographical diversification, (ii) selection of individual investments for the Fund, and (iii) portfolio risk management.  In the first two components, the Advisor’s Investment Policy & Risk Group develops target top-down tactical allocation ranges.  The portfolio manager then makes the final allocation decision regarding the approximate percentage of the Fund that will be invested in each fixed income credit sector (for example higher rated bonds vs. lower rated bonds), and within and across geographies (for example, emerging markets vs. U.S. bonds).  The portfolio manager then selects investments based on a bottom-up fundamental analysis/evaluation of potential investment opportunities.  In the third component, the Advisor manages and adjusts overall portfolio duration and credit risk exposure by the strategic use of derivative transactions that are primarily used to reduce portfolio volatility.  The Advisor expects to principally use credit index derivatives and/or futures and options on primarily U.S. Treasuries to manage portfolio duration and credit spread sensitivity.  The Advisor focuses on risk management from a long-term perspective, rather than being reactive to intermittent periods of market volatility, thus allowing portfolio management to focus on long-term investing.

To mitigate the counterparty risk resulting in swap transactions, the Fund will only enter into swap transactions with highly rated financial institutions specializing in this type of transaction and in accordance with the standard terms laid down by the International Securities Dealers Association.

Although the Advisor will consider ratings assigned by ratings agencies in selecting investments, it relies principally on its own research and investment analysis.  The Advisor considers company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage, earnings prospects, impacting legislation, regulation, or litigation, and the strength and depth of the protections afforded the lender through the documentation governing the bond or bank loan issuance.  In general, the longer the duration of the Fund’s bonds and/or loans, the greater the likelihood that an increase in interest rates would cause a decline in the price of the Fund’s shares.

The Advisor does not manage the Fund to any particular duration.  Rather, depending on the mix of securities within the Fund’s portfolio, the average duration is expected to be between zero and four years at any point in time during normal market conditions.  (Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.)

In constructing the Fund’s portfolio, the Advisor pays close attention to the overall liquidity of the Fund’s portfolio.  The Advisor seeks to maintain a highly liquid portfolio.  Under certain circumstances, particularly in difficult market environments, this may cause the Advisor to avoid certain investments whose liquidity might be challenged in those markets.

The portfolio is actively managed and the Fund may sell a holding when it no longer meets the portfolio manager’s expectations, no longer offers compelling relative value, or shows deteriorating fundamentals. The Fund may also sell holdings as a result in a change in the tactical asset allocation.  Although the Fund will not invest in bonds or loans that are already in default, the portfolio manager may decide to continue to hold a bond or loan (or related securities) after a default.  There is no limit on the amount of defaulted securities the Fund may hold.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Credit Opportunities Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•	Active Management Risk – The Credit Opportunities Fund is actively managed and relies on the expertise of the Advisor. The Fund may underperform other mutual funds with similar investment objectives.

•
Senior Loan Risk – Investments in senior loans involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

•
Below Investment Grade Securities (Junk Bond) Risk – The Credit Opportunities Fund’s investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities.  High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.  If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become classified as “high risk.”

•
Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts.  If the counterparty defaults, the Credit Opportunities Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value

•
Credit Risk – The risk that money lent to a company through a bond or bank loan will not be repaid.  This risk is higher for high yield instruments than for higher-rated investment grade corporate paper. However, credit ratings are subjective and no rating level is immune from default.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

•
Currency Risk and Hedging Risk – The Credit Opportunities Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no guarantee that the Fund will be perfectly hedged or that the hedging will work as anticipated.

•
Debt/Fixed Income Securities Risk – The value of your investment in the Credit Opportunities Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.

•
Derivatives Risk –  The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•
Floating Rate Loan Risk – The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.  As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.  Floating rate loans generally are subject to contractual restrictions on resale.

•
Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks.  Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Credit Opportunities Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.  Emerging markets involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

•
Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate.  In addition, the Credit Opportunities Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

•
Interest Rate Risk – In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

•
Investment Company and Exchange-Traded Fund Risk – Investing in other investment companies, including exchange-traded funds (ETF), involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses.  Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

•	Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Credit Opportunities Fund’s performance.

•
Leverage Risk – The risk created by certain transactions of the Fund, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

•
Liquidity Risk – High yield debt instruments tend to be less liquid than higher quality debt instruments, meaning that at times it may be difficult to sell high yield debt instruments at a reasonable price. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

•
Market Risk – The market value of instruments may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably.  The price of instruments may fluctuate for all holdings or for specific holdings.  There is more risk that prices will go down for investors investing over short time horizons.  Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

•	Newer Fund Risk – The Fund is new with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Credit Opportunities Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be shown below after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.  Updated performance information will also be available on the Fund’s website at www.MuzinichUSFunds.com or by calling the Fund toll-free at 1-855-MUZINICH or 1-855-689-4642.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-689-4642
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.MuzinichUSFunds.com
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.74%
Total Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	528
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	877
Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.74%
Total Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Supra Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.64%
Total Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 331

[1]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	Muzinich & Co., Inc. (the "Advisor") has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares, Institutional Shares and Supra Institutional Shares to 1.05%, 0.80% and 0.60%, respectively, of the Credit Opportunities Fund's average daily net assets through September 30, 2014 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after September 30, 2014, by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 14, 2013